SHAREHOLDERS EQUITY (Details) - shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subordinate Voting Shares [Member]
Beginning balance, shares	57,617	32,844
Shares issued in connection with exercise of warrants	1,325	750
Shares issued in connection with convertible debenture offering		250
Shares issued in connection with conversion of convertible debentures	2,393	375
Shares issued in connection with subordinate voting share offering		23,000
Shares issued in connection with asset acquisition	30,641	150
Issuance of vested restricted stock units	371	248
Stock issued in connection with exercised of stock options	76
Ending balance, shares	92,423	57,617
Super Voting Shares [Member]
Beginning balance, shares	203	203
Ending balance, shares	203	203